Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Summary of earnings per share, basic

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Net profit attributable to owners of the Company	6,143,222	5,336,331	2,215,728

Weighted average number of ordinary shares in issue (thousands of shares)	10,803,690	10,823,497	10,823,814

Basic earnings per share (RMB per share)	RMB 0.569	RMB 0.493	RMB 0.205

Basic earnings per ADS (RMB per ADS)	RMB 56.862	RMB 49.303	RMB 20.452

Summary of earnings per share, diluted

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Earnings
Profit attributable to owners of the Company	6,143,222	5,336,331	2,215,728

Weighted average number of ordinary shares in issue (thousands of shares)	10,803,690	10,823,497	10,823,814
Adjustments for share options granted (thousands of shares)	6,179	-	-

Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,809,869	10,823,497	10,823,814

Diluted earnings per share (RMB per share)	RMB 0.568	RMB 0.493	RMB 0.205

Diluted earnings per ADS (RMB per ADS)(i)	RMB 56.830	RMB 49.303	RMB 20.452

(i)	ADSs” are references to our American Depositary Shares, which are listed and traded on the New York Stock Exchange. Each ADS represents 100 H Shares.